Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Tax

expense / (benefit)
Swiss
Current 730 680 482
Deferred (15) 34 116
Total Swiss 715 714 598
Non-Swiss
Current 718 884 749
Deferred 509 400 236
Total non-Swiss 1,227 1,284 985
Total income tax expense

/ (benefit) recognized in the income statement
1,942 1,998 1,583

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Operating profit / (loss) before tax 9,604 9,484 8,155
of which: Swiss 4,425 3,334 3,403
of which: non-Swiss 5,178 6,150 4,752
Income taxes at Swiss tax rate of 18 % for 2022, 18.5 % for 2021 and 19.5 % for 2020 1,729 1,755 1,590
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 284 234 110
Tax effects of losses not recognized 74 124 144
Previously unrecognized tax losses now utilized (217) (179) (212)
Non-taxable and lower-taxed income (335) (278) (394)
Non-deductible expenses and additional taxable income 429 510 385
Adjustments related to prior years, current

tax
(41) (40) (67)
Adjustments related to prior years, deferred

tax
13 (10) 12
Change in deferred tax recognition (217) (342) (381)
Adjustments to deferred tax balances arising from changes in tax rates
0 (5) 234
Other items 222 231 161
Income tax expense / (benefit) 1,942 1,998 1,583

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory
USD m 31.12.22 31.12.21
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 12,708 (8,720) 3,988 13,636 (9,193) 4,443
Temporary differences 5,814 (414) 5,400 5,133 (700) 4,433
of which: related to real estate costs capitalized for US tax purposes 2,485 0 2,485 2,272 0 2,272
of which: related to compensation and benefits 1,194 (175) 1,018 1,222 (209) 1,013 of which: related to cash flow hedges 947 0 947 3 0 3
of which: other 1,188 (238) 950 1,636 (491) 1,145
Total deferred tax

assets
18,522 (9,134) 9,389
2
18,769 (9,893) 8,876
2
of which: related to the US
8,294 8,521
of which: related to other locations
1,095 355
Deferred tax liabilities
Cash flow hedges 0 118
Other 236 183
Total deferred tax liabilities 236 300
1 After offset of DTLs, as applicable.

2 As of 31 December 2022, the

Group recognized DTAs

of USD
471 m (31 December 2021: USD 77
m) in respect of entities that incurred

losses in either the current or preceding
year.

Disclosure Of Expiry Of Unused Tax Losses Explanatory
Unrecognized tax loss carry-forwards
USD m 31.12.22 31.12.21
Within 1 year 231 141
From 2 to 5 years 2,184 1,026
From 6 to 10 years 11,106 13,283
From 11 to 20 years 1,610 2,093
No expiry 16,960 18,147
Total 32,091 34,690
of which: related to the US
1
13,350 14,870
of which: related to the UK 14,332 14,909
of which: related to other locations 4,409 4,911
1 Related to UBS AG’s

US branch.

UBS AG
Entity [Table]
Disclosure of tax expense/(benefit) recognized and its relationship with accounting profit [text block]
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Tax

expense / (benefit)
Swiss
Current 664 614 417
Deferred (22) 26 107
Total Swiss 642 640 524
Non-Swiss

Current 689 857 715
Deferred 513 406 248
Total non-Swiss 1,202 1,263 963
Total income tax expense

/ (benefit) recognized in the income statement
1,844 1,903 1,488

Disclosure Of Details Of Major Components Of Tax Expense Income Explanatory
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Operating profit / (loss) before tax 8,960 8,964 7,699
of which: Swiss 4,052 2,983 3,042
of which: non-Swiss 4,907 5,981 4,657
Income taxes at Swiss tax rate of 18 % for 2022, 18.5 % for 2021 and 19.5 % for 2020 1,613 1,658 1,501
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate 267 217 96
Tax effects of losses not recognized 74 124 144
Previously unrecognized tax losses now utilized (217) (179) (212)
Non-taxable and lower-taxed income (316) (252) (381)
Non-deductible expenses and additional taxable income 414 487 373
Adjustments related to prior years, current

tax
(33) (38) (66)
Adjustments related to prior years, deferred

tax
19 (3) 18
Change in deferred tax recognition (217) (341) (383)
Adjustments to deferred tax balances arising from changes in tax rates
0 (1) 235
Other items 240 230 163
Income tax expense / (benefit)

1,844 1,903 1,488

Disclosure Of Total Recognized And Unrecognized Deferred Tax Assets And Deferred Tax Liabilities Explanatory
USD m 31.12.22 31.12.21
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 12,708 (8,720) 3,988 13,636 (9,193) 4,443
Temporary differences 5,774 (408) 5,365 5,092 (696) 4,396
of which: related to real estate costs capitalized for US tax purposes 2,485 0 2,485 2,272 0 2,272
of which: related to compensation and benefits 1,169 (175) 993 1,200 (209) 991 of which: related to cash flow hedges 947 0 947 3 0 3
of which: other 1,173 (233) 940 1,620 (487) 1,133
Total deferred tax

assets
18,482 (9,128) 9,354
2
18,728 (9,889) 8,839
2
of which: related to the US 8,294 8,521
of which: related to other locations 1,060 318
Deferred tax liabilities
Cash flow hedges 0 118
Other 233 179
Total deferred tax liabilities 233 297
1 After offset of DTLs,

as applicable.

2 As of 31 December 2022,

UBS AG recognized

DTAs of USD
471
m (31 December 2021:

USD
77
m) in respect of

entities that incurred losses

in either the current

or preceding
year.

Disclosure Of Expiry Of Unused Tax Losses Explanatory
Unrecognized tax loss carry-forwards
USD m 31.12.22 31.12.21
Within 1 year 231 141
From 2 to 5 years 2,184 1,026
From 6 to 10 years 11,106 13,283
From 11 to 20 years 1,610 2,093
No expiry 16,960 18,147
Total 32,091 34,690
of which: related to the US
1
13,350 14,870
of which: related to the UK 14,332 14,909
of which: related to other locations 4,409 4,911
1 Related to UBS AG’s

US branch.